OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
OTHER EXPENSE
NOTE 11 – OTHER INCOME (EXPENSE)

Other expense is summarized as follows:

	2016	2015	2014

Interest expense to related party (see Note 9)	$(4,171)	$(2,601)	$(2,321)
Interest expense and other bank charges	(1,430)	(1,374)	(1,064)
Interest income	116	169	104
Foreign currency gain	1,005	3,066	3,749
Other expense	(21)	(20)	(20)
Total other income (expense),net	$(4,501)	$(760)	$448